April 29, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



Re:  Vanguard Montgomery Funds (the Trust)
     File No.  333-145624
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,


Judith Gaines
Associate Counsel
The Vanguard Group, Inc.